Segment Analysis - Summary of Analysis of Revenue by Geographical Origin (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	£ 7,355	£ 6,895	£ 5,971
Geographical origin [member]
Disclosure of geographical areas [line items]
Revenue	7,355	6,895	5,971
Geographical origin [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	4,004	3,693	3,166
Geographical origin [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	1,083	1,055	996
Geographical origin [member] | Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	855	813	649
Geographical origin [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenue	704	707	614
Geographical origin [member] | Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	£ 709	£ 627	£ 546